Net Income Per Common Share	12 Months Ended
Dec. 31, 2011
Net Income Per Common Share [Abstract]
Net Income Per Common Share
(12) Net Income Per Common Share

Basic and diluted income from continuing operations per share are calculated as follows for the years ended December 31 ($ in thousands, except share and per share amounts):

	2011			2010			2009
		Weighted-	Per		Weighted-	Per		Weighted-	Per
		average	Common		average	Common		average	Common
		Common	Share		Common	Share		Common	Share
	Income	Shares	Amount	Income	Shares	Amount	Income	Shares	Amount
Basic:

Income from continuing operations available to common stockholders	$32,256	32,541,792	$0.99	$32,251	29,667,064	$1.09	$72,545	27,269,547	$2.66
Income from discontinued operations available to common stockholders	8,112	32,541,792	0.25	1,513	29,667,064	0.05	9,655	27,269,547	0.35
	40,368		$1.24	33,764		$1.14	82,200		3.01

Effect of Dilutive Securities (1)	-	86,922		-	67,319		4,224	2,477,067

Diluted:
Income from continuing operations available to common stockholders (1)	$32,256			$32,251			$72,545
Add: noncontrolling interests OP unitholders (2)	-			-			3,419
Adjusted income from continuing operations available to common stockholders (1)	32,256	32,628,714	$0.99	32,251	29,734,383	$1.09	75,964	29,746,614	$2.56
Income (loss) from discontinued operations available to common stockholders	8,112			1,513			9,655
Add: noncontrolling interests OP unitholders (2)	-			-			805
Adjusted income from discontinued operations available to common stockholders	8,112	32,628,714	0.25	1,513	29,734,383	0.05	10,460	29,746,614	0.35
	$40,368		$1.24	$33,764		$1.14	$86,424		$2.91

(1)
Weighted convertible limited partnership units of 2,231,807 and 2,293,886, which include vested Series Z incentive units, for the years ended December 31, 2011 and 2010, respectively, were not included in the determination of diluted EPS because they were anti-dilutive.  Weighted convertible limited partnership units of 2,447,751, which include vested Series Z incentive units, for the year ended December 31, 2009, were included in the determination of diluted EPS because they were dilutive.  The Company has the ability to redeem DownREIT limited partnership units for cash and does not consider them to be potentially dilutive securities.

Stock options of 175,500; 123,164; and 260,736 for the years ended December 31, 2011, 2010, and 2009, respectively, were not included in the diluted earnings per share calculation because the exercise price of these options were greater than the average market price of the common shares for the years ended and, therefore, were anti-dilutive.

All shares of cumulative convertible preferred stock Series G have been excluded from diluted earnings per share for the years ended 2011, 2010, and 2009 respectively, as the effect was anti-dilutive.

(2)
For the year ended December 31, 2009, net income allocated to convertible limited partnership units including vested Series Z units have been included in income available to common stock holders for the calculation of net income per common share since these units are included in the diluted weighted average common shares for the that year as discussed in (1) above.